Notes Payable (Details) - Schedule of Notes Payable - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 1,683,694	$ 1,358,211
Less: Debt Discount		(314,108)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total		1,683,694	1,342,664
Less: Current Debt		(1,645,680)	(1,278,672)
Total Long-Term Debt		38,014	63,992
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 198,577	198,577
Interest Rate		1.00%		1.00%	[1]
Maturity Date		May 2022
The First December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total			185,655
Interest Rate		10.00%
Maturity Date		June 2023
The Second December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total			313,979
Interest Rate		14.00%
Maturity Date		June 2022
First Denver Bodega LLC Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 38,014
Interest Rate		5.00%
Maturity Date		March 2025
The Third May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 9,409
Interest Rate					[1]
Maturity Date		November 2022
The Fourth May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 31,701
Interest Rate					[1]
Maturity Date		November 2022
The Second June Loan agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 39,500
Interest Rate	[1]
Maturity Date		October 2022
The First August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 130,615
Interest Rate		14.00%
Maturity Date		November 2022
The Second August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 387,950
Interest Rate
Maturity Date		January 2023
The First September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 73,236
Interest Rate
Maturity Date		September 2023
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 763,625
Interest Rate
Maturity Date		May 2023
The Third September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 256,964
Interest Rate
Maturity Date		April 2023
The November 2022 Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 68,211
Interest Rate
Maturity Date		June 2023
Seller’s Choice Note [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total			$ 660,000
Interest Rate		30.00%
Maturity Date		September 2020

[1]	Note is in default as of June 30, 2023